Current Expected Credit Losses (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Schedule of Allowance for Credit Losses

(in thousands)
Balance as at December 31, 2019	$—
Allowance recognized on transition	151
Provision for expected credit losses during 2020	10

Balance as at December 31, 2020	$161
Current period provision for expected credit losses	136

Balance as at June 30, 2021	$297